Cover	Sep. 19, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 19, 2024
Entity File Number	000-55768
Entity Registrant Name	HealthLynked Corp.
Entity Central Index Key	0001680139
Entity Tax Identification Number	47-1634127
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1265 Creekside Parkway
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Naples
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34108
City Area Code	800
Local Phone Number	928-7144
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false